Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 10 - Subsequent Events

On June 29, 2011, Delta entered into an agreement, with an effective date of July 1, 2011, with Vision Opportunity Master Fund, Ltd. ("VOMF"), pursuant to which VOMF agreed to convert 3,769,626 shares of the Company's preferred stock, constituting all of Delta's outstanding preferred stock, into 3,769,626 shares of common stock and also agreed to waive all accrued dividends payable on the preferred stock. In consideration for the conversion, Delta agreed to pay VOMF total consideration of $250,000, $50,000 of which was paid on July 1, 2011, and the $200,000 remainder is due and payable at the rate of $20,000 per month.  If Delta elects to prepay VOMF $175,000 before the end of business on September 30, 2011, VOMF will consider this amount as full consideration for the payment of this note.  If Delta fails to timely make the monthly payments, VOMF has the option to maintain ownership of the preferred stock, retain any and all previously paid installments, terminate the agreement, and not have waived the dividends.  It is the intent of Delta to make full payment to VOMF by September 30, 2011.